Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity

14. SHAREHOLDERS’ EQUITY

Appropriations from Earnings

Pursuant to the laws and regulations of the ROC and the respective Articles of Incorporation, SMI Taiwan, the Company’s largest subsidiary, must make appropriations from annual earnings to non-distributable reserve which could affect the Company’s ability to pay cash or stock dividends, if any. SMI Taiwan subsidiary may only distribute dividends after it has made allowances as determined under ROC GAAP at each year-end for:

a.	Payment of taxes;

b.	Recovery of prior years’ deficits, if any;

c.	10% of remaining balance after deduction for a and b as legal reserve;

d.	Special reserve based on relevant laws or regulations or 10% of remaining balance for deduction from above a to c as special reserve when necessary;

e.	Cash or stock bonus to employees at 0.01% of any remaining earnings after the above reserves have been appropriated, based on a resolution of the board of directors. If bonus to employees is in the form of stock, the bonus may also be appropriated to employees of subsidiaries under the board of directors’ approval;

Dividends

Although no dividends were declared in our fiscal years ended 2010, 2011 or 2012, on January 22 and April 23, 2013, the Company announced that the Company’s board of directors had authorized a quarterly dividend of $0.15 per ADS. This dividends were paid on March 4 and May 14, 2013 to all of the Company’s shareholders of record as of February 21 and May 6, 2013. Future dividends, if any, on the Company’s outstanding ADSs and ordinary shares will be declared by and subject to the discretion of the Company’s board of directors. If the Company’s board of directors decides to distribute dividends, the form, frequency and amount of such dividends will depend upon the Company’s future operations and earnings, capital requirements and surplus, general financial condition, contractual restrictions and other factors our board of directors may deem relevant.

Any future dividend the Company declare will be paid to the holders of ADSs, subject to the terms of the deposit agreement, to the same extent as holders of the Company’s ordinary shares, to the extent permitted by applicable laws and regulations, less the fees and expenses payable under the deposit agreement. Any dividend the Company declare will be distributed by the depositary bank to the holders of our ADSs. Cash dividends on our ordinary shares, if any, will be paid in U.S. dollars.

Transfer of Additional Paid-in Capital

As of December 31, 2009, the accumulated deficit amounted to US$11,885 thousand. Pursuant to Section 34 of the Cayman Companies Law and the Articles of Incorporation of the Company, amounts standing to the credit of the Company’s share premium account may be applied as determined by the Company and the board of the directors to pay off prior year losses. On October 20, 2010, the board of directors resolved that an amount of US$11,885 thousand standing to the credit of the Company’s share premium account be applied to eliminate the accumulated deficit from prior years. Accordingly, transfer of additional paid-in capital in the amount of US$11,885 thousand to eliminate accumulated deficit from prior years was reflected in the consolidated statement of changes in shareholders’ equity for the year ended December 31, 2010.

Share Repurchase Program

On March 12 and August 13, 2008, our Board of Directors approved share buyback plans to repurchase up to US$80 million of the Company’s ADSs during the period from March 12, 2008 to August 14, 2010. The program does not obligate the Company to acquire any particular amount of ADS and the program may be modified or suspended at any time at the Company’s discretion. All the treasury stock under this share repurchase program was retired in August 2009.

In the year ended December 31, 2008, the Company repurchased 6.2 million of ADSs for a total cost of US$54.3 million. The weighted average purchase price per ADS repurchased was US$8.76. The Company did not repurchase any ADSs in the years ended December 31, 2009 and 2010.